Annual Total Returns - Disciplined Small Cap Portfolio [BarChart] - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-10 - Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio-Initial VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.36%)
Annual Return 2012	19.00%
Annual Return 2013	38.35%
Annual Return 2014	5.28%
Annual Return 2015	(1.99%)
Annual Return 2016	22.68%
Annual Return 2017	7.02%
Annual Return 2018	(13.08%)
Annual Return 2019	23.71%
Annual Return 2020	18.45%